Income Taxes - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Income Tax [Line Items]
Net operating losses, Carryforwards	$ 60,837,326.0		$ 44.1
Non capital losses, Carryforwards		$ 70,204,681,000,000		$ 49,600,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		0
Net Operating Losses [member]
Income Tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2029
Non Capital Losses [member]
Income Tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2027
Foreign Tax Losses [member]
Income Tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	expiry dates ranging from five years to indefinite life
Foreign tax losses, Carryforwards		2,307,882,000,000		1,200,000
Investment tax credits and research and development expenditures [member]
Income Tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2022
Investment tax credit, Carryforwards		$ 500,000,000,000		$ 500,000,000,000